10-Q Organization and Description of Business	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
Electriq Power, Inc. (“Electriq,” “Electriq Power,” or the “Company,”) is a leading energy solutions provider that designs, develops, manages, delivers and services integrated energy storage systems for residential applications primarily in North America. Electriq Power was formed as a Delaware Corporation in August 2014.
The Company sells its integrated energy storage systems through a network of channel partners, including solar and electrical distributors and installation companies, utility companies, municipalities, community choice aggregators and homebuilders, as well as through partnerships with large strategic corporations where they rebrand the Company’s products (“white-label”).
Electriq’s wholly owned subsidiaries are Electriq Power Labs, Inc., formed in Canada in June 2016 and closed in January 2021, EIQP Limited, formed in Hong Kong in December 2016 and closed in July 2021, Parlier Home Solar, LLC, formed in California in April 2021, and Santa Barbara Home Power Program, LLC, formed in California in September 2022. Electriq has an 80% owned subsidiary, Electriq Microgrid Services LLC, formed in Delaware in May 2022.
On November 13, 2022, the Company entered into a Merger Agreement, which was amended by the First Amendment to Merger Agreement dated December 23, 2022, the Second Amendment to Merger Agreement dated March 22, 2023 and the Third Amendment to Merger Agreement dated June 8, 2023 (the “Merger Agreement”), with a publicly-traded special purpose acquisition company (“SPAC”), TLG Acquisition One Corp. (“TLG”). Following completion of the contemplated transactions by the Merger Agreement (the “Business Combination”), the separate corporate existence of the Company will cease and the Company equity holders will become equity holders of TLG, which will change its name to Electriq Power Holdings, Inc. and will be led by existing Company management. The Business Combination will be accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Under this method of accounting, TLG will be treated as the “acquired” company and the Company as the “accounting acquirer” for financial reporting purposes. The transaction Business Combination closed on July 31, 2023. See Note 14.
The Third Amendment to Merger Agreement includes references to the following Private Capital Raise:
As conditions to closing, the Merger Agreement requires that: (i) within 72 hours after TLG receives comments from the Securities and Exchange Commission (the “SEC”) on Amendment No. 3 to TLG’s Registration Statement on Form S-4 (the “S-4”), the Company shall receive net cash proceeds of at least $3,000,000 from the sale of equity securities to an executive of TLG (“SPAC Executive”) and net cash proceeds of at least $3,000,000 from the sale of equity securities to third parties, and within 24 hours after the SEC declares the S-4 effective, the Company shall receive net cash proceeds of at least $4,500,000 from the sale of equity securities to the SPAC Executive and net cash proceeds of at least $1,500,000 from the sale of equity securities to third parties; (ii) the Company shall have converted an aggregate amount of $10,130,000, including accrued interest, of Shareholder Notes (as defined in the Merger Agreement) from management or significant equity investors that are currently included in loans payable into equity securities of the Company; and (iii) TLG or the Company shall have received net cash proceeds from the sale of equity securities to the SPAC Executive of at least $5,000,000 and net cash proceeds from the sale of equity securities to third parties of at least $1,500,000. See further discussion in Notes 5, 8 and 10.
As disclosed in Note 5, on June 8, 2023, certain notes conversion agreements (the “Notes Conversion Agreement”) were executed between the Company and various noteholders whereby the noteholders have agreed that the currently outstanding aggregate principal amounts of existing notes of the Company to those noteholders (the “Notes”), included in loans payable, totaling approximately $7.8 million, and all accrued but unpaid interest on the Notes of approximately $2.3 million shall automatically convert into securities of the Company, upon the execution of the Notes Conversion Agreements.
As disclosed in Notes 8 and 10, with respect to subscription agreements signed in June 2023, including the $18.1 million of Pre-Closing Financings (as defined in the S-4), a total of $11.0 million of Pre-Closing Financings was received through June 30, 2023 from the SPAC Executive in the amount of $5.5 million and from other investors in the amount of $5.5 million, including $3.0 million each received from the SPAC Executive and from other investors, respectively, on June 23, 2023 and $2.5 million each received from the SPAC Executive and from other investors, respectively, earlier in June 2023. The remaining $7.1 million of the Pre-Closing Financings was received subsequent to June 30, 2023, in July 2023, after the SEC declared the S-4 effective with $4.5 million received from the SPAC Executive and $2.6 million received from other investors. See Note 14 for a subsequent events update.
The Company’s fiscal year begins on January 1 and ends on December 31.
Organization and Description of Business
Electriq Power, Inc. (“Electriq,” “Electriq Power,” or the “Company,”) is a leading energy solutions provider that designs, develops, manages, delivers and services integrated energy storage systems for residential applications primarily in North America. Electriq Power was formed as a Delaware Corporation in August 2014.
The Company sells its integrated energy storage systems through a network of channel partners, including solar and electrical distributors and installation companies, utility companies, municipalities, community choice aggregators and homebuilders, as well as through partnerships with large strategic corporations where they rebrand the Company’s products (“white-label”).
Electriq’s wholly owned subsidiaries are Electriq Power Labs, Inc., formed in Canada in June 2016 and closed in January 2021, EIQP Limited, formed in Hong Kong in December 2016 and closed in July 2021, Parlier Home Solar, LLC, formed in California in April 2021, and Santa Barbara Home Power Program, LLC, formed in California in September 2022. Electrtiq has an 80% owned subsidiary, Electriq Microgrid Services LLC, formed in Delaware in May 2022.
On November 13, 2022, the Company entered into a merger agreement with a publicly-traded special purpose acquisition company (“SPAC”), TLG Acquisition One Corp. (“TLG”). If the transactions contemplated by the merger agreement are completed, the separate corporate existence of the Company will cease and the Company equity holders will become equity holders of the SPAC, which will change its name to Electriq Power Holdings, Inc. and will be led by existing Company management. The business combination would be accounted for as a reverse recapitalization in accordance with GAAP.
Under this method of accounting, TLG will be treated as the “acquired” company and the Company as the “accounting acquirer” for financial reporting purposes. The transaction is expected to close during the first half of 2023 and remains subject to customary closing conditions, approval by the SPAC stockholders and regulatory approvals.
The Company’s fiscal year begins on January 1 and ends on December 31.